Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 150,555	$ 82,969
Accounts receivable, net	329,557	159,826
Deferred commissions		43,013
Prepaid expenses	487,659	565,400
TOTAL CURRENT ASSETS	1,030,503	851,208
PROPERTY AND EQUIPMENT, net	353,420	618,923
LICENSES		20,836
DEFERRED COMMISSIONS		10,929
DEFERRED FINANCING COSTS	107,936	157,150
TOTAL ASSETS	1,593,327	1,659,046
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	937,200	786,311
Accrued compensation		101,104
Accrued interest	1,953,502	1,090,219
Accrued rent	30,596	4,482
Deferred revenue	510,319	161,853
Current portion of long-term debt	3,170,672	10,527,825
TOTAL CURRENT LIABILITIES	6,724,806	12,671,794
LONG TERM DEBT, net of current portion	3,933,253	1,098,845
WARRANT LIABILITY	309,000	256,000
DEFERRED REVENUE	401,758	63,084
ACCRUED INTEREST
ACCRUED RENT	61,482	54,331
TOTAL LIABILITIES	11,525,569	14,144,054
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Capital Stock, $.01 Par Value, 25,000,000 shares authorized
Preferred shares - 2,500,000 shares authorized, None issued and outstanding
Common shares - 22,500,000 shares authorized, 5,625,957 and 1,524,991 issued and outstanding	563	15,250
ADDITIONAL PAID-IN-CAPITAL	26,668,258	10,135,786
ACCUMULATED DEFICIT	(36,601,063)	(22,636,044)
TOTAL SHAREHOLDERS' DEFICIT	(9,932,242)	(12,485,008)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	1,593,327	1,659,046
Values Previously Reported
ASSETS
Cash and cash equivalents	150,555
Accounts receivable, net	329,557
Deferred commissions	62,732
Prepaid expenses	487,659
TOTAL CURRENT ASSETS	1,030,503
PROPERTY AND EQUIPMENT, net	353,420
LICENSES
DEFERRED COMMISSIONS	101,468
DEFERRED FINANCING COSTS	107,936
TOTAL ASSETS	1,593,327
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	937,200
Accrued compensation	122,517
Accrued interest	1,953,502
Accrued rent	30,596
Deferred revenue	510,319
Current portion of long-term debt	3,170,672
TOTAL CURRENT LIABILITIES	6,724,806
LONG TERM DEBT, net of current portion	3,933,253
WARRANT LIABILITY	309,000
DEFERRED REVENUE	401,758
ACCRUED INTEREST	95,270
ACCRUED RENT	61,482
TOTAL LIABILITIES	11,525,569
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Capital Stock, $.01 Par Value, 25,000,000 shares authorized
Preferred shares - 2,500,000 shares authorized, None issued and outstanding
Common shares - 22,500,000 shares authorized, 5,625,957 and 1,524,991 issued and outstanding	56,260
ADDITIONAL PAID-IN-CAPITAL	26,612,561
ACCUMULATED DEFICIT	(36,601,063)
TOTAL SHAREHOLDERS' DEFICIT	(9,932,242)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,593,327